Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Classes Of Inventories [Abstract]
Summary of Inventories

	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Merchandise	$4,136	$5,133
Project in process	961	1,390
Work in process	109	152
Raw materials	143	89
	5,349	6,764
Land held under development	1,999	1,999
Construction in progress	75	77
	$7,423	$8,840